Standby Equity Purchase Agreement	12 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Standby Equity Purchase Agreement

NOTE 13 - STANDBY EQUITY PURCHASE AGREEMENT

On August 14, 2023, the Company entered into a purchase agreement (the “ELOC Purchase Agreement”, or “SEPA”) with Arena Business Solutions Global SPC II, Ltd on behalf of and for the account of SGREGATED PORTFOLIO #9 – SPC #9 (“Arena”). Pursuant to the SEPA, the Company has the right, but not the obligation, to sell to Arena up to $150,000,000 of shares of its ordinary shares at the Company’s request at any time during the commitment period, which commenced on August 28, 2023.

The Company evaluated the contract includes the right to require Arena to purchase ordinary shares in the future ("put right") considering the guidance in ASC 815-40, Derivatives and Hedging - Contracts on an Entity's Own Equity and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting. The fair value of the put right which was determined by using the Black-Scholes model using the following assumptions: (1) expected volatility of 90.8%, (2) risk-free interest rate of 4.58%, (3) expected life of 1.17 years, (4) exercise price of $1.00 and (5) share price of $0.18 as at end of reporting period. The Company has not utilized the SEPA, and no shares have been sold as at the end of the reporting period, management concluded that the fair value of the put right is immaterial as of June 30, 2024, and as such, the Company has not recorded any put right.

Pursuant to the terms and conditions set forth in the SEPA, the Company has elected and issued 2,994,012 ordinary shares to Arena on October 12, 2023 as consideration for its irrevocable commitment to purchase ordinary shares. The Company will issue additional 5,519,847 ordinary shares to Arena under the true-up arrangement. The additional 5,519,847 ordinary shares are payable to Arena in lieu of cash and are subjected to fair value accounting upon the date where the true-up is recognized. The fair value of these shares of $3,228,510, was recorded as other expense for the period ended June 30, 2024. On August 22, 2024, the Company allotted and issued 5,519,847 restricted ordinary shares to Arena under the true-up arrangement in relation to the SEPA (Note 15).

For the period ended June 30, 2024, the Company has not issued and raised any funds from the SEPA.